Segment information - Results for the segments (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Time charter revenues	$ 36,941		$ 34,696	$ 72,251	$ 69,472
Total revenues	36,941		34,696	72,251	69,472
Operating expenses	(14,040)		(8,893)	(24,387)	(17,800)
Equity in earnings (losses) of joint ventures	4,520		3,267	13,154	14,341
Depreciation and amortization	(5,134)		(5,012)	(10,245)	(10,223)
Operating income (loss)	22,287		24,058	50,773	55,790
Gain (loss) on derivative instruments	0		0	0	0
Other financial income (expense), net	(5,813)		(10,195)	(11,320)	(16,373)
Income (loss) before tax	16,474		13,863	39,453	39,417
Income tax benefit (expense)	(3,416)	$ (3,400)	(11,225)	(6,234)	(12,939)
Net income (loss)	13,058		2,638	33,219	26,478
Preferred unitholders' interest in net income	3,877		3,877	7,754	7,754
Limited partners' interest in net income (loss)	9,181		(1,239)	25,465	18,724
Vessels, net of accumulated depreciation	592,056			592,056		$ 602,289
Net investment in financing lease	266,635			266,635		269,288
Goodwill	251			251		251
Advances to joint ventures	10,202			10,202		7,511
Total assets	1,016,836			1,016,836		1,004,008
Accumulated earnings of joint ventures	54,184			54,184		35,708
Expenditures for drydocking						3,062
Principal repayment financing lease	2,653			2,653		4,969
Amortization of above market contract	687		687	1,366	1,366	2,755
Majority held FSRUs [Member]
Time charter revenues	36,941		34,696	72,251	69,472
Total revenues	36,941		34,696	72,251	69,472
Operating expenses	(9,243)		(7,272)	(16,426)	(14,257)
Equity in earnings (losses) of joint ventures	0		0	0	0
Segment EBITDA	27,698		27,424	55,825	55,215
Depreciation and amortization	(5,134)		(5,012)	(10,245)	(10,223)
Operating income (loss)	22,564		22,412	45,580	44,992
Gain (loss) on derivative instruments	0		0	0	0
Other financial income (expense), net	(1,976)		(6,090)	(3,700)	(8,204)
Income (loss) before tax	20,588		16,322	41,880	36,788
Income tax benefit (expense)	(3,416)		(11,225)	(6,234)	(12,939)
Net income (loss)	17,172		5,097	35,646	23,849
Preferred unitholders' interest in net income	0		0	0	0
Limited partners' interest in net income (loss)	17,172		5,097	35,646	23,849
Vessels, net of accumulated depreciation	592,056			592,056		602,289
Net investment in financing lease	266,635			266,635		269,288
Goodwill	251			251		251
Advances to joint ventures	0			0		0
Total assets	985,423			985,423		975,286
Accumulated earnings of joint ventures	0			0		0
Expenditures for drydocking						3,062
Principal repayment financing lease	2,653			2,653		4,969
Amortization of above market contract	687		687	1,366	1,366	2,755
Joint venture FSRUs [Member]
Time charter revenues	11,077		10,285	21,711	20,744
Total revenues	11,077		10,285	21,711	20,744
Operating expenses	(2,948)		(1,804)	(5,190)	(3,675)
Equity in earnings (losses) of joint ventures	0		0	0	0
Segment EBITDA	8,129		8,481	16,521	17,069
Depreciation and amortization	(2,489)		(2,489)	(4,979)	(4,980)
Operating income (loss)	5,640		5,992	11,542	12,089
Gain (loss) on derivative instruments	837		34	5,717	7,707
Other financial income (expense), net	(1,957)		(2,759)	(4,105)	(5,455)
Income (loss) before tax	4,520		3,267	13,154	14,341
Income tax benefit (expense)	0		0	0	0
Net income (loss)	4,520		3,267	13,154	14,341
Preferred unitholders' interest in net income	0		0	0	0
Limited partners' interest in net income (loss)	4,520		3,267	13,154	14,341
Vessels, net of accumulated depreciation	229,019			229,019		232,308
Net investment in financing lease	0			0		0
Goodwill	0			0		0
Advances to joint ventures	0			0		0
Total assets	262,319			262,319		266,336
Accumulated earnings of joint ventures	0			0		0
Expenditures for drydocking						6
Principal repayment financing lease	0			0		0
Amortization of above market contract				0		0
Other Segments [Member]
Time charter revenues	0		0	0	0
Total revenues	0		0	0	0
Operating expenses	(4,797)		(1,621)	(7,961)	(3,543)
Equity in earnings (losses) of joint ventures	0		0	0	0
Segment EBITDA	(4,797)		(1,621)	(7,961)	(3,543)
Depreciation and amortization	0		0	0	0
Operating income (loss)	(4,797)		(1,621)	(7,961)	(3,543)
Gain (loss) on derivative instruments	0		0	0	0
Other financial income (expense), net	(3,837)		(4,105)	(7,620)	(8,169)
Income (loss) before tax	(8,634)		(5,726)	(15,581)	(11,712)
Income tax benefit (expense)	0		0	0	0
Net income (loss)	(8,634)		(5,726)	(15,581)	(11,712)
Preferred unitholders' interest in net income	0		0	0	0
Limited partners' interest in net income (loss)	(8,634)		(5,726)	(15,581)	(11,712)
Vessels, net of accumulated depreciation	0			0		0
Net investment in financing lease	0			0		0
Goodwill	0			0		0
Advances to joint ventures	10,202			10,202		7,511
Total assets	31,413			31,413		28,722
Accumulated earnings of joint ventures	50			50		50
Expenditures for drydocking						0
Principal repayment financing lease	0			0		0
Amortization of above market contract				0		0
Total Segment Reporting [Member]
Time charter revenues	48,018		44,981	93,962	90,216
Total revenues	48,018		44,981	93,962	90,216
Operating expenses	(16,988)		(10,697)	(29,577)	(21,475)
Equity in earnings (losses) of joint ventures	0		0	0	0
Segment EBITDA	31,030		34,284	64,385	68,741
Depreciation and amortization	(7,623)		(7,501)	(15,224)	(15,203)
Operating income (loss)	23,407		26,783	49,161	53,538
Gain (loss) on derivative instruments	837		34	5,717	7,707
Other financial income (expense), net	(7,770)		(12,954)	(15,425)	(21,828)
Income (loss) before tax	16,474		13,863	39,453	39,417
Income tax benefit (expense)	(3,416)		(11,225)	(6,234)	(12,939)
Net income (loss)	13,058		2,638	33,219	26,478
Preferred unitholders' interest in net income	0		0	0	0
Limited partners' interest in net income (loss)	13,058		2,638	33,219	26,478
Vessels, net of accumulated depreciation	821,075			821,075		834,597
Net investment in financing lease	266,635			266,635		269,288
Goodwill	251			251		251
Advances to joint ventures	10,202			10,202		7,511
Total assets	1,279,155			1,279,155		1,270,344
Accumulated earnings of joint ventures	50			50		50
Expenditures for drydocking						3,068
Principal repayment financing lease	2,653			2,653		4,969
Amortization of above market contract				1,366		2,755
Eliminations [Member]
Time charter revenues	(11,077)		(10,285)	(21,711)	(20,744)
Total revenues	(11,077)		(10,285)	(21,711)	(20,744)
Operating expenses	2,948		1,804	5,190	3,675
Equity in earnings (losses) of joint ventures	4,520		3,267	13,154	14,341
Depreciation and amortization	2,489		2,489	4,979	4,980
Gain (loss) on derivative instruments	(837)		(34)	(5,717)	(7,707)
Other financial income (expense), net	1,957		2,759	4,105	5,455
Income tax benefit (expense)	0		0	0	0
Net income (loss)	0		0	0	0
Preferred unitholders' interest in net income	3,877		3,877	7,754	7,754
Limited partners' interest in net income (loss)	(3,877)		$ (3,877)	(7,754)	$ (7,754)
Vessels, net of accumulated depreciation	(229,019)			(229,019)		(232,308)
Net investment in financing lease	0			0		0
Goodwill	0			0		0
Advances to joint ventures	0			0		0
Total assets	(262,319)			(262,319)		(266,336)
Accumulated earnings of joint ventures	54,134			54,134		35,658
Expenditures for drydocking						(6)
Principal repayment financing lease	$ 0			0		0
Amortization of above market contract				$ 0		$ 0